Research and Development	12 Months Ended
Dec. 31, 2025
Research and Development [Abstract]
Research and Development
Note 9 - Research and Development

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2025	2024	2023
	USD thousands	USD thousands	USD thousands
Consultants and subcontractors	3,640	7,994	14,014
Salaries and related expenses	1,848	2,715	3,362
Lease and maintenance	79	101	137
Share-based compensation	158	401	407
Other expenses	108	116	461
	5,833	11,327	18,381